Nature of the Business - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Accumulated deficit	$ (379,640)	$ (383,430)	$ (341,023)
Cash, cash equivalents and short-term investments maturity date	At least December 31, 2014